Summary of the Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Balance at beginning of year	$ 29	$ 56	$ 55
Additions: Bad debt expense	35	3	37
Less: Write-offs	(33)	(28)	(33)
Translation adjustment	1	(2)	(3)
Balance at end of year	$ 32	$ 29	$ 56